Share capital and reserves	12 Months Ended
Dec. 31, 2021
Share capital and reserves

9.	Share capital and reserves

a)	Authorized and issued

Unlimited common shares – 12,989,687 issued at December 31, 2021 (2020 - 6,914,758).

b)	Issuances

Year ended December 31, 2021:

On February 9, 2021, the Company closed a private placement with the issuance of 2,085,687 units at a subscription price of $2.935 per unit for gross proceeds of $6,121,572. Each unit comprised one common share and one common share purchase warrant. Each warrant entitles the holder, on exercise, to purchase one additional common share in the capital of the Company, at a price of $4.70 for a period of five years from the issuance of the units, provided, however, that, if, at any time following the expiry of the statutory four month hold period, the closing price of the common shares is greater than $14.09 for 10 or more consecutive trading days, the warrants will be accelerated upon notice and the warrants will expire on the 30th calendar day following the date of such notice. In addition, the Warrants will also be subject to typical anti-dilution provisions and a ratchet provision that provides for an adjustment in the exercise price should the Company issue or sell common shares or securities convertible into common shares at a price (or conversion price, as applicable) less than the exercise price such that the exercise price shall be amended to match such lower price.

The proceeds were allocated $5,358,000 to the derivative warrant liability (Note 9(g)) and the residual $763,572 was allocated to common shares

In connection with the private placement, the Company paid $171,347 in cash commissions, incurred additional issuance costs of $7,897 and issued 58,288 finders’ warrants with a fair value of $150,000 (Note 9(e)). Each finders’ warrant is exercisable into one common share at a price of $4.70 and having the same expiry, acceleration and anti-dilution provisions as the warrants included in the private placement. The costs were allocated between common shares and derivative warrant liability in proportion to their initial carrying amounts with $41,068 recorded as a reduction of equity and $287,946 recorded as transaction costs on derivative warrant liability.

On October 15, 2021, the Company listed its common shares on the Nasdaq Stock Market (“Nasdaq”) under the symbol “XRTX” and closed an underwritten public offering of 2,906,000 units (the “US IPO Offering”), with each unit consisting of one common share, no par value, and one warrant to purchase one common share at a public offering price of US$4.13 per Unit, for gross proceeds of $14,851,850 (US$12,001,780). The warrants have an initial exercise price of US$4.77 per share and have a term of five years. In addition, the Company granted the underwriters a 45-day option to purchase up to an additional 435,900 common shares and/or warrants to purchase up to an additional 435,900 common shares at the US IPO Offering price less the underwriting discounts. On October 15, 2021, the underwriter exercised its option to purchase additional warrants to purchase up to an additional 435,900 common shares.

On November 8, 2021, the underwriter partially exercised its 45-day option for 355,000 common shares at US$4.13 per share, resulting in additional gross proceeds to the Company of $1,825,159 (US$1,466,150) which increased the US IPO Offering to 3,261,000 common shares and 3,341,900 warrants.

The proceeds were allocated $7,425,000 to the derivative warrant liability (Note 9(g)) and the residual $7,426,850 was allocated to common shares.

In connection with the US IPO Offering, the Company incurred issuance costs of $2,300,549 and issued 145,300 finders’ warrants with a fair value of $371,251. The costs were allocated between common shares and derivative warrant liability in proportion to their initial carrying amounts with $1,336,066 recorded as a reduction of equity and $1,335,734 recorded as transaction costs on derivative warrant liability.

The Company issued 51,106 common shares for the exercise of options in the amount of $84,000. A value of $65,172 was transferred from reserves to share capital as a result.

The Company issued 651,583 common shares for the exercise of warrants in the amount of $2,430,083. A value of $32,387 was transferred from reserves to share capital and a value of $425,900 was transferred from the derivative warrant liability to share capital as a result.

Pursuant to the terms of a consulting agreement, the Company issued 25,553 common shares with a fair value of $75,000 in exchange for services.

Year ended December 31, 2020:

On February 28, 2020, the Company closed a private placement, through the issuance of 1,555,314 units for gross proceeds of $2,556,320, of which $900,000 was received in cash, $50,000 represented the conversion of certain outstanding payables into units and $1,606,320 (US$1,200,000 at the then current exchange ratio) was issued to Prevail Partners LLC, who have agreed to provide certain services to the Company in exchange for units.

The 977,318 units issued to Prevail Partners LLC were measured by reference to their fair value on the issuance date, which is equal to $1.64 per unit in the concurrent private placement.

Each unit comprised one common share and one common share purchase warrant exercisable at $2.94 for a period of one year from the issuance of the units. However, if at any time following the expiry of the statutory four-month hold period, the closing price of the common shares is greater than $4.11 for 10 or more consecutive trading days, the Company may notify the holder, by way of a news release, that the warrants will expire on the 20th business day following the date of such notice, unless exercised by the holder before such date. The warrants were assigned a value of $91,297 using the residual method.

The Company paid $59,434 in cash share issuance costs and issued 11,896 finders’ warrant units valued at $11,066, with each finder’s warrant unit being exercisable at $1.64 for a period of 12 months from the closing of the private placement. Each finders’ warrant unit comprised one common share and one common share purchase warrant exercisable at $2.94 for a period of one year from the closing date of the private placement. The warrants are subject to the same acceleration provision as the warrants issued in the private placement.

As at December 31, 2019, $70,000 of the cash proceeds were received and held in trust by the Company’s lawyer and recorded as share subscriptions received in advance. The amount was reclassified to share capital during the year ended December 31, 2020, upon closing of the private placement.

c)	Escrow Shares

Following the closing of the RTO, the Company had an aggregate of 441,946 common shares held in escrow pursuant to an escrow agreement dated January 9, 2018. The shares are subject to a 10% release on January 25, 2018, with the remaining escrowed securities being released in 15% tranches every 6 months thereafter. As at December 31, 2021, there were nil shares (2020 - 66,292) remaining in escrow.

9.	Share capital and reserves (continued)

d)	Common Share Purchase Warrants

A summary of the changes in warrants for the years ended December 31, 2021 and 2020 is presented below:

	Number of Warrants	Exercise price

Balance, December 31, 2019	341,119	$9.39
Granted – February 28, 2020	1,555,317	$2.94
Expired – January 10, 2020	(341,119)	$9.39

Balance, December 31, 2020	1,555,317	$2.94
Granted – February 9, 2021	2,085,687	$4.70
Granted – October 15, 2021	3,341,900	*US$4.77
Exercised	(640,012)	$3.34
Expired	(1,215,816)	$2.94
Balance, December 31, 2021	5,127,076	$5.58

*$6.05	as at December 31, 2021

The weighted average contractual remaining life of the unexercised warrants was 4.56 years (2020 - 0.16 years).

The following table summarizes information on warrants outstanding at December 31, 2021:

Exercise Price	Number Outstanding	Expiry date	Average Remaining Contractual Life
$4.70	1,785,176	February 9, 2026	4.11 years
US$4.77	3,341,900	October 15, 2026	4.79 years

e)	Finders’ Warrants

A summary of the changes in finders’ warrants for the years ended December 31, 2021 and 2020 is presented below:

	Number of Warrants	Exercise price

Balance, December 31, 2019	—	—
Granted – February 28, 2020 – finders’ warrants	11,896	$1.64
Balance, December 31, 2020	11,896	$1.64
Granted – February 9, 2021 – finders’ warrants	58,288	$4.70
Granted – October 15, 2021 – finders’ warrants	145,300	US$4.77
Exercised	(11,571)	$1.87
Expired	(1,193)	$1.64

Balance, December 31, 2021	202,720	$5.66

*$6.05 as at December 31, 2021

The weighted average contractual remaining life of the unexercised finders’ warrant was 4.60 years (2020 - 0.16 years).

The following table summarizes information on finders’ warrants outstanding at December 31, 2021:

Exercise Price	Number Outstanding	Expiry date	Average Remaining Contractual Life
$4.70	57,420	February 9, 2026	4.11 years
US$4.77	145,300	October 15, 2026	4.79 years

The fair value of finders’ warrant units issued on February 28, 2020 was estimated at $11,066 on the date of grant using Black-Scholes. The exercise price of the unit of $1.64; expected life of 1.0 years; expected volatility of 99.76%; risk free rate of 1.37%; and expected dividend yield of 0%.

The fair value of the finders’ warrants issued on February 9, 2021 was estimated at $150,000 on the date of grant using Black-Scholes. The exercise price of the unit of $4.70; expected life of 5.0 years; expected volatility of 100%; risk free rate of 0.58%; and expected dividend yield of 0%.

The fair value of the finders’ warrants issued on October 15, 2021 was estimated at $371,251 on the date of grant using Black-Scholes. The exercise price of the unit of US$4.77; expected life of 5.0 years; expected volatility of 100%; risk free rate of 1.5%; and expected dividend yield of 0%.

f)	Stock Options

The Company has an incentive Stock Option Plan (the “Plan”) for directors, officers, employees and consultants, under which the Company may issue stock options to purchase common shares of the Company provided that the amount of incentive stock options which may be granted and outstanding under the Plan at any time shall not exceed 10% of the then issued and outstanding common shares of the Company.

The fair value of stock options granted was estimated on the date of grant using the Black-Scholes model with the following data and assumptions:

	2021	2020
Dividend yield	Nil	Nil
Annualized volatility	100%	151.64% - 152.24%
Risk-free interest rate	0.36% - 1.19%	0.33%
Expected life	5 years	5 years

The risk-free interest rate is the yield on zero-coupon Canadian Treasury Bills of a term consistent with the assumed option life. The expected life of the option is the average expected period to exercise. Volatility is based on available historical volatility of the Company’s share price or historical share price of comparable companies, excluding specific time frames in which volatility was affected by specific transactions that are not considered to be indicative of the Company’s expected share price volatility. The Company has not declared dividends in the past.

The share-based payment expense recognized was $499,158 during the year ended December 31, 2021 (2020 - $293,443; 2019 - $26,317).

A summary of the changes in stock options for the years ended December 31, 2021 and 2020 is presented below:

	Number of Options	Exercise price
Balance, December 31, 2019	183,124	$5.87
Granted – June 23, 2020	268,307	$1.64
Granted – August 25, 2020	12,776	$2.82
Balance, December 31, 2020	464,207	$3.29
Granted – January 11, 2021	59,624	$3.29
Granted – May 12, 2021	42,588	$1.88
Granted – June 16, 2021	21,294	$1.76
Granted – July 14, 2021	63,882	$2.41
Granted – December 21, 2021	86,495	$2.54
Exercised	(51,106)	$1.64
Expired	(80,917)	$3.40
Balance, December 31, 2021	606,067	$3.10
Vested and exercisable, December 31, 2021	482,683	$3.38

The weighted average contractual remaining life of the unexercised options was 3.42 years (2020 - 3.64 years).

The following table summarizes information on stock options outstanding at December 31, 2021:

Exercise Price	Number Outstanding	Number Exercisable	Average remaining Contractual Life
$5.87	127,760	127,760	1.21 years
$5.87	21,294	21,294	1.85 years
$1.64	170,354	114,991	3.48 years
$2.82	12,776	12,776	3.66 years
$3.29	59,624	59,624	4.03 years
$1.88	42,588	27,801	4.36 years
$1.76	21,294	21,294	4.46 years
$2.41	63,882	10,648	4.54 years
$2.54	86,495	86,495	4.98 years
	606,067	482,683

g)	Derivative Warrant Liability

Private Placement Warrants

During the year ended December 31, 2021, the Company issued 2,085,687 warrants for the Company’s common shares pursuant to a financing in February 2021 as described above.

The warrants issued as part of the unit contain a ratchet provision that provides for an adjustment in the exercise price if shares or securities convertible to shares are sold at a price lower than the exercise price. Therefore, since the warrants (not including compensation warrants) may be settled other than by the exchange of a fixed amount of cash, they meet the definition of a derivative financial liability.

The fair value of the warrants was estimated at $5,358,000 on the date of grant using the Black-Scholes model with the following assumptions: share price on date of grant of $3.64; exercise price of the warrant of $4.70; expected life of 5.0 years; expected volatility of 100%; risk free rate of 0.58%; and expected dividend yield of 0%.

During the year ended December 31, 2021, 640,012 of these warrants were exercised and a value of $425,900 was transferred from the derivative warrant liability to share capital as a result. On October 15, 2021, the ratchet provision expired when the Company listed its common shares on the Nasdaq. As a result of the expiry, the warrants would now be settled by a fixed amount of cash and were reclassified as an equity instrument. The fair value of the derivative warrant liability as of October 15, 2021 of $4,460,000 reclassified to reserves.

During the year ended December 31, 2021, the Company issued warrants for the Company’s common shares pursuant to the US IPO Offering discussed above. These warrants were recorded as a derivative financial liability as the exercise price of the units is denominated in a currency other than the functional currency of the Company and therefore may be settled other than by the exchange of a fixed amount of cash. The fair value of the warrants was estimated at $7,425,000 on the date of grant using the Black-Scholes model with the following assumptions: share price on date of grant of US$3.02; exercise price of the warrant of US$4.77; expected life of 5.0 years; expected volatility of 100%; risk free rate of 1.50%; and expected dividend yield of 0%.

The balance of the derivative warrant liabilities (level 3) is as follows:

December 31 2021

Balance at December 31, 2019 and 2020	$—
Warrants issued February 9, 2021	5,358,000
Warrants exercised	(425,900)
Fair value adjustment	(472,100)
Fair value reclassified to reserves	(4,460,000)
Warrants issued October 15, 2021	7,425,000
Fair value adjustment	(2,827,668)
Balance at December 31, 2021	$4,597,332

Significant assumptions used in determining the fair value of the derivative warrant liabilities at December 31, 2021 are as follows:

December 31, 2021
Share price	$2.05
Risk-free interest rate	1.23%
Dividend yield	0%
Expected volatility	100%
Remaining term (in years)	4.8

The fair value is classified as level 3 as expected volatility is determined using historical volatility and is therefore not an observable input.

h)	Share Consolidation

On September 23, 2021, the Company completed a share consolidation of the common shares on a basis of 1 post-consolidation common share for 11.74 pre-consolidation common shares (the “Consolidation”). As required by IAS 33, Earnings per Share, all information with respect to the number of common shares and issuance prices for time periods prior to the Consolidation have been restated to reflect the Consolidation.